INCOME TAX - Components of income tax provision (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current						$ 0	$ 0
Deferred						0	0
Income Tax Expense (Benefit), Total	$ 0	$ 0		$ 0	$ 0	0	0
Tailwind Acquisition Corp [Member]
Deferred			$ (59,200)			(1,144,921)
Change in valuation allowance			59,200			1,144,921
Federal and state net operating loss			13,199			93,186	$ 13,199
Income Tax Expense (Benefit), Total	$ 162,329		$ 0	$ 279,345		$ 0